Shareholder Report		6 Months Ended
	Feb. 01, 2024	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		ALLSPRING FUNDS TRUST
Entity Central Index Key		0001081400
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2024
C000020370
Shareholder Report [Line Items]
Fund Name		Government Money Market Fund
Class Name		Administrator Class
Trading Symbol		WGAXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.33%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.33%
AssetsNet		$ 117,653,950,403
Holdings Count | Holding		336
Advisory Fees Paid, Amount		$ 71,865,323
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

Material Fund Change [Text Block]
C000020369
Shareholder Report [Line Items]
Fund Name		Government Money Market Fund
Class Name		Class A
Trading Symbol		WFGXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.58%
AssetsNet		$ 117,653,950,403
Holdings Count | Holding		336
Advisory Fees Paid, Amount		$ 71,865,323
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

Material Fund Change [Text Block]
C000020371
Shareholder Report [Line Items]
Fund Name		Government Money Market Fund
Class Name		Institutional Class
Trading Symbol		GVIXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet		$ 117,653,950,403
Holdings Count | Holding		336
Advisory Fees Paid, Amount		$ 71,865,323
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

Material Fund Change [Text Block]
C000246242
Shareholder Report [Line Items]
Fund Name		Government Money Market Fund
Class Name		Roberts & Ryan Class
Trading Symbol		RNRXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet		$ 117,653,950,403
Holdings Count | Holding		336
Advisory Fees Paid, Amount		$ 71,865,323
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

Material Fund Change [Text Block]
C000159700
Shareholder Report [Line Items]
Fund Name		Government Money Market Fund
Class Name		Select Class
Trading Symbol		WFFXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.14%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.14%
AssetsNet		$ 117,653,950,403
Holdings Count | Holding		336
Advisory Fees Paid, Amount		$ 71,865,323
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

Material Fund Change [Text Block]
C000020372
Shareholder Report [Line Items]
Fund Name		Government Money Market Fund
Class Name		Service Class
Trading Symbol		NWGXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.50%
AssetsNet		$ 117,653,950,403
Holdings Count | Holding		336
Advisory Fees Paid, Amount		$ 71,865,323
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

Material Fund Change [Text Block]
C000221203
Shareholder Report [Line Items]
Fund Name		Government Money Market Fund
Class Name		Sweep Class
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Sweep Class	$25	0.50%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.50%
AssetsNet		$ 117,653,950,403
Holdings Count | Holding		336
Advisory Fees Paid, Amount		$ 71,865,323
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

Material Fund Change [Text Block]
C000240629
Shareholder Report [Line Items]
Fund Name		Government Money Market Fund
Class Name		Tribal Inclusion Class
Trading Symbol		AGTXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Tribal Inclusion Class	$8	0.16%

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.16%
AssetsNet		$ 117,653,950,403
Holdings Count | Holding		336
Advisory Fees Paid, Amount		$ 71,865,323
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

Material Fund Change [Text Block]
C000086828
Shareholder Report [Line Items]
Fund Name		100% Treasury Money Market Fund
Class Name		Administrator Class
Trading Symbol		WTRXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$15	0.30%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
AssetsNet		$ 16,077,367,182
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 9,830,376
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$16,077,367,182
# of portfolio holdings	78
Total advisory fees paid	$9,830,376
Weighted average maturity	49 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	84.8
U.S. Treasury Floating Rate Notes	10.6
U.S. Treasury Notes	4.6

Material Fund Change [Text Block]
C000020398
Shareholder Report [Line Items]
Fund Name		100% Treasury Money Market Fund
Class Name		Class A
Trading Symbol		WFTXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.58%
AssetsNet		$ 16,077,367,182
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 9,830,376
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$16,077,367,182
# of portfolio holdings	78
Total advisory fees paid	$9,830,376
Weighted average maturity	49 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	84.8
U.S. Treasury Floating Rate Notes	10.6
U.S. Treasury Notes	4.6

Material Fund Change [Text Block]
C000246243
Shareholder Report [Line Items]
Fund Name		100% Treasury Money Market Fund
Class Name		Roberts & Ryan Class
Trading Symbol		RRAXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet		$ 16,077,367,182
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 9,830,376
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$16,077,367,182
# of portfolio holdings	78
Total advisory fees paid	$9,830,376
Weighted average maturity	49 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	84.8
U.S. Treasury Floating Rate Notes	10.6
U.S. Treasury Notes	4.6

Material Fund Change [Text Block]
C000150668
Shareholder Report [Line Items]
Fund Name		100% Treasury Money Market Fund
Class Name		Institutional Class
Trading Symbol		WOTXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet		$ 16,077,367,182
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 9,830,376
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$16,077,367,182
# of portfolio holdings	78
Total advisory fees paid	$9,830,376
Weighted average maturity	49 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	84.8
U.S. Treasury Floating Rate Notes	10.6
U.S. Treasury Notes	4.6

Material Fund Change [Text Block]
C000020399
Shareholder Report [Line Items]
Fund Name		100% Treasury Money Market Fund
Class Name		Service Class
Trading Symbol		NWTXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.50%
AssetsNet		$ 16,077,367,182
Holdings Count | Holding		78
Advisory Fees Paid, Amount		$ 9,830,376
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$16,077,367,182
# of portfolio holdings	78
Total advisory fees paid	$9,830,376
Weighted average maturity	49 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	84.8
U.S. Treasury Floating Rate Notes	10.6
U.S. Treasury Notes	4.6

Material Fund Change [Text Block]
C000020373
Shareholder Report [Line Items]
Fund Name		Heritage Money Market Fund
Class Name		Administrator Class
Trading Symbol		SHMXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Heritage Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.33%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.33%
Material Change Date	Feb. 01, 2024
AssetsNet		$ 1,615,620,278
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 1,605,605
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,615,620,278
# of portfolio holdings	39
Total advisory fees paid	$1,605,605
Weighted average maturity	2 days
Weighted average life	2 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	75.0
Municipal obligations	11.0
Certificates of deposit	9.0
Commercial paper	3.6
Other instruments	1.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since February 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees unanimously approved the merger of the Fund into the Allspring Government Money Market Fund. The merger occurred after the close of business on August 16, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since February 1, 2024.
C000020374
Shareholder Report [Line Items]
Fund Name		Heritage Money Market Fund
Class Name		Institutional Class
Trading Symbol		SHIXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Heritage Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
Material Change Date	Feb. 01, 2024
AssetsNet		$ 1,615,620,278
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 1,605,605
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,615,620,278
# of portfolio holdings	39
Total advisory fees paid	$1,605,605
Weighted average maturity	2 days
Weighted average life	2 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	75.0
Municipal obligations	11.0
Certificates of deposit	9.0
Commercial paper	3.6
Other instruments	1.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since February 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees unanimously approved the merger of the Fund into the Allspring Government Money Market Fund. The merger occurred after the close of business on August 16, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since February 1, 2024.
C000052101
Shareholder Report [Line Items]
Fund Name		Heritage Money Market Fund
Class Name		Select Class
Trading Symbol		WFJXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Heritage Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.13%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.13%
Material Change Date	Feb. 01, 2024
AssetsNet		$ 1,615,620,278
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 1,605,605
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,615,620,278
# of portfolio holdings	39
Total advisory fees paid	$1,605,605
Weighted average maturity	2 days
Weighted average life	2 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	75.0
Municipal obligations	11.0
Certificates of deposit	9.0
Commercial paper	3.6
Other instruments	1.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since February 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees unanimously approved the merger of the Fund into the Allspring Government Money Market Fund. The merger occurred after the close of business on August 16, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since February 1, 2024.
C000086823
Shareholder Report [Line Items]
Fund Name		Heritage Money Market Fund
Class Name		Service Class
Trading Symbol		WHTXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Heritage Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$22	0.43%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.43%
Material Change Date	Feb. 01, 2024
AssetsNet		$ 1,615,620,278
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 1,605,605
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,615,620,278
# of portfolio holdings	39
Total advisory fees paid	$1,605,605
Weighted average maturity	2 days
Weighted average life	2 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	75.0
Municipal obligations	11.0
Certificates of deposit	9.0
Commercial paper	3.6
Other instruments	1.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since February 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees unanimously approved the merger of the Fund into the Allspring Government Money Market Fund. The merger occurred after the close of business on August 16, 2024.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since February 1, 2024.
C000020379
Shareholder Report [Line Items]
Fund Name		Money Market Fund
Class Name		Class A
Trading Symbol		STGXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.58%
AssetsNet		$ 35,152,033,950
Holdings Count | Holding		315
Advisory Fees Paid, Amount		$ 20,839,782
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$35,152,033,950
# of portfolio holdings	315
Total advisory fees paid	$20,839,782
Weighted average maturity	39 days
Weighted average life	60 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	35.3
Certificates of deposit	27.8
Repurchase agreements	25.5
Municipal obligations	10.7
Other instruments	0.7

Material Fund Change [Text Block]
C000086827
Shareholder Report [Line Items]
Fund Name		Money Market Fund
Class Name		Class C
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$67	1.33%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		1.33%
AssetsNet		$ 35,152,033,950
Holdings Count | Holding		315
Advisory Fees Paid, Amount		$ 20,839,782
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$35,152,033,950
# of portfolio holdings	315
Total advisory fees paid	$20,839,782
Weighted average maturity	39 days
Weighted average life	60 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	35.3
Certificates of deposit	27.8
Repurchase agreements	25.5
Municipal obligations	10.7
Other instruments	0.7

Material Fund Change [Text Block]
C000168181
Shareholder Report [Line Items]
Fund Name		Money Market Fund
Class Name		Premier Class
Trading Symbol		WMPXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$8	0.16%

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.16%
AssetsNet		$ 35,152,033,950
Holdings Count | Holding		315
Advisory Fees Paid, Amount		$ 20,839,782
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$35,152,033,950
# of portfolio holdings	315
Total advisory fees paid	$20,839,782
Weighted average maturity	39 days
Weighted average life	60 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	35.3
Certificates of deposit	27.8
Repurchase agreements	25.5
Municipal obligations	10.7
Other instruments	0.7

Material Fund Change [Text Block]
C000086826
Shareholder Report [Line Items]
Fund Name		Money Market Fund
Class Name		Service Class
Trading Symbol		WMOXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.50%
AssetsNet		$ 35,152,033,950
Holdings Count | Holding		315
Advisory Fees Paid, Amount		$ 20,839,782
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$35,152,033,950
# of portfolio holdings	315
Total advisory fees paid	$20,839,782
Weighted average maturity	39 days
Weighted average life	60 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	35.3
Certificates of deposit	27.8
Repurchase agreements	25.5
Municipal obligations	10.7
Other instruments	0.7

Material Fund Change [Text Block]
C000020404
Shareholder Report [Line Items]
Fund Name		National Tax-Free Money Market Fund
Class Name		Administator Class
Trading Symbol		WNTXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administator Class	$15	0.30%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.30%
AssetsNet		$ 1,762,669,594
Holdings Count | Holding		254
Advisory Fees Paid, Amount		$ 866,998
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,762,669,594
# of portfolio holdings	254
Total advisory fees paid	$866,998
Weighted average maturity	40 days
Weighted average life	40 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	39.0
Other municipal debt	34.0
Variable rate demand notes	26.0
Treasury repurchase agreements	1.0

Material Fund Change [Text Block]
C000020405
Shareholder Report [Line Items]
Fund Name		National Tax-Free Money Market Fund
Class Name		Class A
Trading Symbol		NWMXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.58%
AssetsNet		$ 1,762,669,594
Holdings Count | Holding		254
Advisory Fees Paid, Amount		$ 866,998
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,762,669,594
# of portfolio holdings	254
Total advisory fees paid	$866,998
Weighted average maturity	40 days
Weighted average life	40 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	39.0
Other municipal debt	34.0
Variable rate demand notes	26.0
Treasury repurchase agreements	1.0

Material Fund Change [Text Block]
C000020406
Shareholder Report [Line Items]
Fund Name		National Tax-Free Money Market Fund
Class Name		Premier Class
Trading Symbol		WFNXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$10	0.20%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet		$ 1,762,669,594
Holdings Count | Holding		254
Advisory Fees Paid, Amount		$ 866,998
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,762,669,594
# of portfolio holdings	254
Total advisory fees paid	$866,998
Weighted average maturity	40 days
Weighted average life	40 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	39.0
Other municipal debt	34.0
Variable rate demand notes	26.0
Treasury repurchase agreements	1.0

Material Fund Change [Text Block]
C000020407
Shareholder Report [Line Items]
Fund Name		National Tax-Free Money Market Fund
Class Name		Service Class
Trading Symbol		MMIXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$19	0.38%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.38%
AssetsNet		$ 1,762,669,594
Holdings Count | Holding		254
Advisory Fees Paid, Amount		$ 866,998
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,762,669,594
# of portfolio holdings	254
Total advisory fees paid	$866,998
Weighted average maturity	40 days
Weighted average life	40 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	39.0
Other municipal debt	34.0
Variable rate demand notes	26.0
Treasury repurchase agreements	1.0

Material Fund Change [Text Block]
C000064992
Shareholder Report [Line Items]
Fund Name		Treasury Plus Money Market Fund
Class Name		Administrator Class
Trading Symbol		WTPXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.34%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.34%
AssetsNet		$ 27,132,620,555
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 18,037,707
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$27,132,620,555
# of portfolio holdings	97
Total advisory fees paid	$18,037,707
Weighted average maturity	39 days
Weighted average life	89 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	55.4
U.S. Treasury securities	44.6

Material Fund Change [Text Block]
C000020412
Shareholder Report [Line Items]
Fund Name		Treasury Plus Money Market Fund
Class Name		Class A
Trading Symbol		PIVXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.58%
AssetsNet		$ 27,132,620,555
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 18,037,707
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$27,132,620,555
# of portfolio holdings	97
Total advisory fees paid	$18,037,707
Weighted average maturity	39 days
Weighted average life	89 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	55.4
U.S. Treasury securities	44.6

Material Fund Change [Text Block]
C000020413
Shareholder Report [Line Items]
Fund Name		Treasury Plus Money Market Fund
Class Name		Institutional Class
Trading Symbol		PISXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet		$ 27,132,620,555
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 18,037,707
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$27,132,620,555
# of portfolio holdings	97
Total advisory fees paid	$18,037,707
Weighted average maturity	39 days
Weighted average life	89 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	55.4
U.S. Treasury securities	44.6

Material Fund Change [Text Block]
C000210934
Shareholder Report [Line Items]
Fund Name		Treasury Plus Money Market Fund
Class Name		Select Class
Trading Symbol		WTLXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.14%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.14%
AssetsNet		$ 27,132,620,555
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 18,037,707
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$27,132,620,555
# of portfolio holdings	97
Total advisory fees paid	$18,037,707
Weighted average maturity	39 days
Weighted average life	89 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	55.4
U.S. Treasury securities	44.6

Material Fund Change [Text Block]
C000020414
Shareholder Report [Line Items]
Fund Name		Treasury Plus Money Market Fund
Class Name		Service Class
Trading Symbol		PRVXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$23	0.45%

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.45%
AssetsNet		$ 27,132,620,555
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 18,037,707
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$27,132,620,555
# of portfolio holdings	97
Total advisory fees paid	$18,037,707
Weighted average maturity	39 days
Weighted average life	89 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	55.4
U.S. Treasury securities	44.6

Material Fund Change [Text Block]
C000246244
Shareholder Report [Line Items]
Fund Name		Treasury Plus Money Market Fund
Class Name		Roberts & Ryan Class
Trading Symbol		RRTXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet		$ 27,132,620,555
Holdings Count | Holding		97
Advisory Fees Paid, Amount		$ 18,037,707
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$27,132,620,555
# of portfolio holdings	97
Total advisory fees paid	$18,037,707
Weighted average maturity	39 days
Weighted average life	89 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	55.4
U.S. Treasury securities	44.6

Material Fund Change [Text Block]